Income Taxes - Schedule of Deferred Tax Assets (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Line Items]
Start-up/organization costs	$ 12,928,719	$ 949,417
Merger costs	827,591
Net operating loss carryforwards
Total deferred tax assets	2,120,462	949,417
Valuation allowance	(2,120,462)	(949,417)
Deferred tax asset, net of allowance